Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 165,404	$ 68,263
Short-term investments	210	105,135
Prepayments and other receivables	2,026	3,295
Total current assets	167,640	176,693
Property, equipment and software	172	201
Operating lease right-of-use assets	3,209	3,597
Investments at fair value, available-for-sale debt securities (amortized cost of $38,727)	34,468	30,824
Other non-current assets	1,219	1,365
Total assets	206,708	212,680
Current liabilities
Accruals and other payables	6,494	7,638
Operating lease liabilities, current	853	816
Total current liabilities	7,347	8,454
Operating lease liabilities, non-current	2,628	3,066
Total liabilities	9,975	11,520
Commitments and contingencies (Note 15)
Shareholders' equity
Ordinary shares ($0.0001 par value, 800,000,000 shares authorized as of June 30, 2025 and December 31, 2024; 188,108,178 and 187,452,495 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively)	19	19
Treasury stock	(5,609)	(6,225)
Additional paid-in capital	1,459,977	1,460,021
Accumulated other comprehensive income	37,039	33,384
Accumulated deficit	(1,294,693)	(1,286,039)
Total shareholders' equity	196,733	201,160
Total liabilities and shareholders' equity	$ 206,708	$ 212,680